Acquisitions of Assets	12 Months Ended
Dec. 31, 2024
Acquisitions of Assets [Abstract]
ACQUISITIONS OF ASSETS
NOTE 5:	ACQUISITIONS OF ASSETS

a.	Acquisition of assets in Baie-Comeau

On July 5, 2023, the Company acquired 100% of the shares of a corporation, referred to as Orion, that owns the right to 22 MW of hydro power capacity in Baie-Comeau, Quebec, Canada. The consideration transferred at closing totaled $1,964 (CAD$2,603), of which $610 (CAD$814) was paid in cash and $1,354 (CAD$1,789) was paid through the issuance of 820,837 common shares of the Company.

The acquisition of Orion does not meet the definition of a business combination under IFRS 3, Business Combinations, as Orion’s primary assets consist mainly of a contractual right for up to 22 MW of hydro power capacity. Therefore, the transaction has been recorded as an acquisition of a group of assets.

The assets acquired and the liabilities assumed were recognized and measured by allocating the fair value of the consideration paid to their relative fair values at the closing date of the transaction. All financial assets acquired and financial liabilities assumed were recorded at fair value.

The purchase price and the net assets acquired are as follows:

		As of July 5,
	Note	2023

Purchase price
Cash consideration		610
Value of 820,837 common shares transferred at closing		1,354
Transaction costs		218
		2,182

Net assets acquired
Security deposits		241
Leasehold improvements		7
Trade payables and accrued liabilities		(174)
Customer deposit		(207)
Intangible - access rights to electricity	13	2,315
		2,182

In addition, the Company separately entered into a lease agreement with a third party for a site to install the infrastructure to operate the acquired capacity. Refer to Note 19.

b.	Acquisitions of assets in Paraguay

On July 14, 2023, the Company acquired 100% of the shares of two corporations that own the rights to 50 MW and 100 MW, respectively, of hydro power capacity in Villarrica (Paso Pe) and Yguazu, Paraguay, respectively. The cash considerations totaled $1,095 and $450, respectively.

The transactions have been recorded as acquisitions of a group of assets as the acquirees’ primary assets consist mainly of contractual rights to electricity supply. The purchase prices and the net assets acquired as of July 14, 2023 are as follows:

	Notes	Villarrica (Paso Pe)	Yguazu

Purchase price
Cash consideration paid at closing		95	250
Cash consideration payable		1,000	200
Transaction costs		17	4
		1,112	454

Net assets acquired
Cash, cash equivalent and other current assets		17	27
Property, plant and equipment		30	6
Intangible - access rights to electricity	13	1,065	421
		1,112	454